As filed with the Securities and Exchange Commission on or about November 22, 2024

Registration Statement File No. 333-274306
Registration Statement File No. 811-09020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 2

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 48
(Check appropriate box or boxes.)

C.M. Life Variable Life Separate Account I
(Exact Name of Registrant)

C.M. Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(860) 562-1000
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Vice President
C.M. Life Insurance Company
200 Great Pond Drive, Suite 150
Windsor, Connecticut 06095
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 25, 2024 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

PARTS A and B

The Prospectus, dated April 29, 2024, as supplemented, and the Statement of Additional Information, dated April 29, 2024, are incorporated into Parts A and B of this Post-Effective Amendment No. 2 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2024.

A supplement dated November 25, 2024 to the Prospectus is included in Part A of this Post-Effective Amendment No. 2.

Supplement dated November 25, 2024

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 29, 2024,

as supplemented, for:

Apex VUL®

Issued by C.M. Life Insurance Company in all states except California and New York

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced prospectuses (“Prospectuses”) to reflect updates to the investment choices available through your policy. These changes are effective November 25, 2024.

Addition of New Funds

Beginning November 25, 2024, the following funds will be available as investment choices through your policy. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

(*) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

page 1 of 1	PS24-9

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of C.M. Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Initial Registration Statement File No. 333–259818 filed September 27, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	ii.	Form of Accelerated Death Benefit For Terminal Illness Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	iii.	Form of Accelerated Death Benefit For Chronic Illness Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	iv.	Form of Overloan Protection Rider – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
	v.	Form of Disability Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	vi.	Form of Guaranteed Insurability Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	vii.	Form of Waiver of Monthly Charges Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	viii.	Form of Waiver of Specified Premium Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
	ix.	Form of Right to Convert to a Whole Life Insurance Policy Endorsement – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
Exhibit (e)	Form of Application for Individual Life & Disability Insurance – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
Exhibit (f)	i.	Charter documentation of C.M. Life Insurance Company as approved April 25, 1980 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
	ii.	By-Laws of C.M. Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333- 259818 filed September 27, 2021
Exhibit (g)	Not Applicable.

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and C.M. Life Insurance Company and MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

				i.	Amendment No. 1 dated and effective April 30, 2010 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
ii.

Amendment No. 2 effective May 24, 2019 (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-49457 filed April 28, 2021

				iii.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i.

Amendment No. 1 effective May 24, 2019 to Financial Support Agreement (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 25 to File No. 333-49457 filed April 28, 2021

				ii.	Amendment No. 2 dated April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

i.

Amendment No. 1 effective May 24, 2019 to Administrative Services Agreement (MML Bay State Life Insurance Company becomes a party) – Incorporated by reference to Post-Effective Amendment No. 25 to File No. 333-49457 filed April 28, 2021

		b.	American Funds® Funds
1.

Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

				i.	Amendment dated as of May 1, 2006 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
				ii.	Amendment No. 2 dated as of April 30, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
				iii.	Amendment No. 3 dated as of December 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021
				iv.	Amendment No. 4 dated as of September 15, 2021 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-259818 filed April 25, 2023
				v.	Amendment No. 5 dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
2.

Business Agreement dated as of March 7, 2003 (C.M. Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

				i.	First amendment effective May 1, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
				ii.	Second amendment dated as of September 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iii.	Third amendment dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
		c.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
				iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
				iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022
v.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022

2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

3.

Distribution & Marketing Support Agreement dated February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Strategic Distributors, LLC – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

		ii.	Second Amendment effective as of November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
	4.	Distribution Sub-Agreement dated as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
		i.	First Amendment effective as of April 23, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
		ii.	Second Amendment effective November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed April 28, 2022
d.	Columbia Funds
1.

Participation Agreement dated April 26, 2024 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-229670 filed on or about November 22, 2024

2.

Services Agreement dated April 26, 2024 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and together with MassMutual and Columbia Management Investment Services Corp.) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-229670 filed on or about November 22, 2024

e.	Fidelity® Funds
1.

Amended and Restated Participation Agreement dated September 28, 2021 (Fidelity Distributors Company, LLC, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

		i.	First Amendment dated September 28, 2021 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
		ii.	Second Amendment effective August 7, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement effective September 28, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
f.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment effective May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

g.	Janus Aspen Funds (Institutional)
1.

Amended and Restated Participation Agreement dated August 7, 2023 (Janus Aspen Series and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

2.

Janus Henderson Amended and Restated Administrative Services Letter dated August 7, 2023 (Janus Henderson Investors US LLC and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

h.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
i.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
j.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust effective as of March 1, 2017 (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
	k.	Vanguard Funds
1.

Participation Agreement dated September 16, 2021 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and C.M. Life Insurance Company – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Revised Schedule A effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
2.

Defined Contribution Clearance & Settlement Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule I effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
3.

Networking Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

	l.	Vest Funds
1.

Participation Agreement effective April 26, 2023 (World Funds Trust, Foreside Financial Services, LLC, Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.

Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-274306 filed November 16, 2023
Exhibit (l)	Not Applicable.
Exhibit (m)	Not Applicable.
Exhibit (n)	i.		Auditor Consents:
• Company Financial Statements
• Separate Account Financial Statements
– Incorporated by reference to Post-Effective Amendment No.1 to Registration Statement No. 333-274306 filed April 25, 2024
	ii.	a.	Powers of Attorney for:
Roger W. Crandall Michael J. O’Connor Paul LaPiana Elizabeth A. Ward
– Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
		b.	Power of Attorney for Keith McDonagh
– Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed April 25, 2024
Exhibit (o)	Not Applicable.
Exhibit (p)	Not Applicable.
Exhibit (q)

SEC Procedures Memorandum dated April 29, 2024, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024

Exhibit (r)	Not Applicable.

Item 31.       Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer 1295 State Street Springfield, MA 01111	Paul LaPiana, Director and Executive Vice President 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Director and General Counsel 1295 State Street Springfield, MA 01111	Elizabeth A. Ward, Director, Executive Vice President, and Chief Financial Officer 1295 State Street Springfield, MA 01111

Principal Officers of C.M. Life Insurance Company (other than those who are also Directors, as referenced above):

Keith McDonagh, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210	Julieta Sinisgalli, Treasurer 1295 State Street Springfield, MA 01111
Akintokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111	Eric Partlan, Executive Vice President 1295 State Street Springfield, MA 01111
Dominic Blue, Executive Vice President 1295 State Street Springfield, MA 01111

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

- Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 11 to Registration Statement File No. 333-229670 filed November 22, 2024

Item 33. Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Director, Chief Executive Officer, Chairman of the Board, and Agency Field Force Supervisor	*
Vaughn Bowman	Director and President	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	*
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
Courtney Reid	Chief Compliance Officer	*
James P. Puhala	Deputy Chief Compliance Officer	*
Michael Gilliland	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
Anthony Frogameni	Chief Privacy Officer	*
Linda Bestepe	Vice President	*
Daken Vanderburg	Vice President	*
Brian Foley	Vice President	*
James Langham	Vice President	*
Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277
Amy Francella	Assistant Secretary	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kevin Lacomb	Assistant Treasurer	*
Tricia Cohen	Continuing Education Officer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
John Rogan	Regional Vice President	*
Michelle Pedigo	Regional Vice President	*
*	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	*
Matthew DiGangi	Director and Chief Executive Officer and President	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
James P. Puhala	Vice President and Chief Compliance Officer	*
Vincent Baggetta	Chief Risk Officer	*
Paul LaPiana	Vice President	*
Lisa Todd	Vice President	*
Delphine Soucie	Vice President	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
*	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable.

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

C.M. Life Insurance Company hereby represents that the fees and charges deducted under the Apex VUL® (“Apex”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 22nd day of November, 2024.

C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

C.M. LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL* Roger W. Crandall President and Chief Executive Officer (principal executive officer) C.M. Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature *	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director, President and Chief Executive Officer (principal executive officer)	November 22, 2024
ELIZABETH A. WARD * Elizabeth A. Ward	Chief Financial Officer (principal financial officer)	November 22, 2024
KEITH MCDONAGH * Keith McDonagh	Corporate Controller (principal accounting officer)	November 22, 2024
MICHAEL J. O’CONNOR * Michael J. O’Connor	Director	November 22, 2024
PAUL LAPIANA * Paul LaPiana	Director	November 22, 2024
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit